Offerings	Mar. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	450,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 450,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 68,895
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,500,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.450% Notes due 2028
Amount Registered | shares	450,000,000
Proposed Maximum Offering Price per Unit	0.99956
Maximum Aggregate Offering Price	$ 449,802,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 68,864.69
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,500,000,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Notes due 2035
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99972
Maximum Aggregate Offering Price	$ 599,832,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,834.28
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,500,000,000.